SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

January 7, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock U.S. Carbon Transition Readiness ETF and BlackRock World
ex U.S. Carbon Transition Readiness ETF, each a series of BlackRock ETF Trust
Post-Effective Amendment No. 17 to the Registration Statement
on Form N-1A (File Nos. 333-228832 and 811-23402)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for shares of two new series of the Trust, BlackRock U.S. Carbon Transition Readiness ETF and BlackRock World ex U.S. Carbon Transition Readiness ETF (the “Funds”), as well as a Statement of Additional Information relating to the Funds.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock Future Innovators ETF, which was filed on June 3, 2020 (the “Prior Filing”). While the Funds’ Prospectus and Statement of

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectus:

•	Management

○	Administrator, Custodian and Transfer Agent

○	Conflicts of Interest

•	Distribution

•	Financial Highlights

•	Disclaimers

Statement of Additional Information:

•	Proxy Voting Policy

•	Investment Policies

○	Fundamental Investment Policies

•	Continuous Offering

•	Management

○	Potential Conflicts of Interest

•	Investment Advisory, Administrative and Distribution Services

○	Code of Ethics

○	Anti-Money Laundering Requirements

○	Administrator, Custodian and Transfer Agent

○	Distributor

○	Securities Lending

•	Determination of Net Asset Value

•	Brokerage Transactions

•	Additional Information Concerning the Trust

•	Creation and Redemption of Creation Units

○	Cash Purchase Method

○	Procedures for Creation of Creation Units

○	Purchase Orders

○	Timing of Submission of Purchase Orders

○	Acceptance of Orders for Creation Units

○	Cash Redemption Method

•	Financial Statements

•	Miscellaneous Information

•	Appendix A2 – BlackRock’s Global Corporate Governance & Engagement Principals

•	Appendix A3 – BlackRock’s Corporate Governance and Proxy Voting Guidelines for U.S. Securities

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Douglas E. McCormack

Douglas E. McCormack

Enclosures

cc:	John A. MacKinnon
Jesse Kean
Janey Ahn
Dean Caruvana